Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Accrued liabilities for loyalty programs	¥ 74,683	¥ 92,289
Property, plant and equipment and intangible assets	72,658	77,434
Liability for employees' retirement benefits	60,874	56,603
Investments in affiliates	49,871	64,717
Operating loss carryforwards	24,844	8,717
Marketable securities and other investments	22,377	10,609
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	16,769	20,794
Compensated absences	11,780	12,160
Accrued enterprise tax	11,270	11,609
Accrued bonus	7,145	7,019
Inventories	6,316	6,706
Accrued commissions to agent resellers	5,913	4,870
Asset retirement obligations	3,762	7,825
Other	16,055	18,040
Sub-total deferred tax assets	384,317	399,392
Less: Valuation allowance	(28,158)	(10,680)
Total deferred tax assets	356,159	388,712
Deferred tax liabilities:
Unrealized holding gains on available-for-sale securities	47,543	5,043
Identifiable intangible assets	7,555	4,227
Other	462	784
Total deferred tax liabilities	55,560	10,054
Net deferred tax assets	¥ 300,599	¥ 378,658